Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	$ 10.0	$ 10.1
Share based payment	3.3	2.4
Labor contract termination	1.0	1.1
Total	$ 14.3	$ 13.6